Consolidated Statement of Financial Position - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Non-current Assets:
Equipment		$ 12
Other non-current asset	$ 2	5
Total non-current assets	2	17
Prepayments	340	502
Other receivables	266	518
Income tax receivable	182	417
Cash and cash equivalents	82,542	109,554
Total current assets	83,330	110,991
Total assets	83,332	111,008
Equity and Liabilities
Share capital	152	151
Other components of equity:
Foreign currency translation reserve	87,748	91,902
Accumulated deficit	(5,686)	(2,373)
Equity attributable to shareholders of the Parent	82,214	89,680
Total equity	82,214	89,680
Non-current liabilities:
Deferred tax		43
Total non-current liabilities		43
Trade payables	428	1,203
Income tax payable	68	7,039
Accrued liabilities	622	13,043
Total current liabilities	1,118	21,285
Total equity and liabilities	$ 83,332	$ 111,008